DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($)	1 Months Ended													12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Apr. 23, 2018	Oct. 31, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends [line items]
Paid or payable to non-controlling interests														$ 108,000,000	$ 93,000,000	$ 168,000,000
Dividend payable to non-controlling interest														0	7,000,000	26,000,000
Omnium Telecom Algeria S.p.A
Dividends [line items]
Paid or payable to non-controlling interests	$ 69,000,000					$ 76,000,000				$ 82,000,000
VIP Kazakhstan Holding AG
Dividends [line items]
Paid or payable to non-controlling interests				$ 24,000,000					$ 11,000,000
TNS Plus LLP
Dividends [line items]
Paid or payable to non-controlling interests			$ 12,000,000			$ 2,000,000		$ 11,000,000			$ 12,000,000		$ 8,000,000
Rascom CJSC
Dividends [line items]
Paid or payable to non-controlling interests		$ 3,000,000					$ 2,000,000
Buzton LLC
Dividends [line items]
Paid or payable to non-controlling interests					$ 2,000,000
VIP Kyrgyzstan Holding AG
Dividends [line items]
Paid or payable to non-controlling interests												$ 55,000,000
Pakistan Mobile Communications Limited
Dividends [line items]
Dividend declared to the non-controlling interest														$ 24,000,000	$ 11,000,000	$ 54,000,000